Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Lend	₩ (627,783)	₩ (1,055,895)	₩ (603,332)
Collect	(941,962)	(667,045)	(557,064)
Company, excluding the controlling company [member] | METAPOLIS Co.,Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning		13,270
Others		(13,270)
Ending			13,270
Company, excluding the controlling company [member] | New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Beginning	282,775
Lend	150	484,644
Collect	(252,759)	(201,869)
Others	(30,166)
Ending		282,775
Company, excluding the controlling company [member] | Gale International Korea, LLC [member]
Disclosure of transactions between related parties [line items]
Beginning	2,000
Lend	8,500	2,000
Collect	(10,500)
Ending		2,000
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Beginning	69,713	90,638
Lend	9,965	2,956
Collect	(342)
Others	(15,039)	(23,881)
Ending	64,297	69,713	90,638
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	229,880	276,605
Lend		28,967
Collect	(47,569)	(46,252)
Others	8,796	(29,440)
Ending	191,107	229,880	276,605
Company, excluding the controlling company [member] | PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Beginning	29,048	38,120
Lend	4,678
Others	1,374	(9,072)
Ending	35,100	29,048	38,120
Company, excluding the controlling company [member] | PT. Tanggamus Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	3,197	3,606
Others	1,226	(409)
Ending	4,423	3,197	3,606
Company, excluding the controlling company [member] | PT. wampu electric power [member]
Disclosure of transactions between related parties [line items]
Beginning	5,107	5,761
Others	223	(654)
Ending	5,330	5,107	5,761
Company, excluding the controlling company [member] | PT. POSMI Steel Indonesia [member]
Disclosure of transactions between related parties [line items]
Beginning	4,286	4,834
Collect	(2,200)
Others	150	(548)
Ending	2,236	4,286	4,834
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Beginning	59,668	60,425
Others	(4)	(757)
Ending	59,664	59,668	60,425
Company, excluding the controlling company [member] | AN KHANH NEW CITY DEVELOPMENT J.V. CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Beginning		60,425
Others		(60,425)
Ending			60,425
Company, excluding the controlling company [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning	5,357	6,647
Collect	(5,357)	(577)
Others		(713)
Ending		5,357	6,647
Company, excluding the controlling company [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of transactions between related parties [line items]
Beginning	6,428	7,251
Others	281	(823)
Ending	6,709	6,428	7,251
Company, excluding the controlling company [member] | Hamparan Mulya [member]
Disclosure of transactions between related parties [line items]
Beginning		3,626
Collect		(3,626)
Ending			3,626
Company, excluding the controlling company [member] | POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning		5,438
Collect		(5,438)
Ending			5,438
Company, excluding the controlling company [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	5,357	8,460
Lend	4,451
Collect	(6,454)	(2,262)
Others		(841)
Ending	3,354	5,357	8,460
Company, excluding the controlling company [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	6,428	7,251
Collect		(1,142)
Others	281	319
Ending	6,709	6,428	7,251
Company, excluding the controlling company [member] | AMCI (WA) PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	92,061	91,775
Lend	3,795	4,327
Others	(5,376)	(4,041)
Ending	90,480	92,061	91,775
Company, excluding the controlling company [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	5,357
Lend	5,564
Collect	(5,357)
Others	26	5,357
Ending	5,590	5,357
Company, excluding the controlling company [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	8,571
Lend	8,902
Collect	(8,571)
Others	43	8,571
Ending	8,945	8,571
Company, excluding the controlling company [member] | SAMHWAN VINA CO., LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	1,071
Collect	(1,071)
Others		1,071
Ending		1,071
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Beginning	816,304	684,132
Lend	51,700	522,894
Collect	(340,180)	(261,166)
Others	(38,185)	(129,556)
Ending	489,639	₩ 816,304	₩ 684,132
Company, excluding the controlling company [member] | UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Lend	5,695
Ending	₩ 5,695